Credit impairment charges/(release) - Modification of financial assets (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Financial assets written and subject to enforcement activity, contractual amount outstanding	£ 1,190	£ 1,246
Amortised cost before modification	3,446	4,275
Net modification loss	11	34
Carrying amount of financial assets for which loss allowance has changed to 12-month measurement	£ 419	£ 1,194